EIP Growth and Income Fund		July 31, 2023
Schedule of Investments (Unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 46.42%
	Construction & Engineering - 3.28%
16,980	Quanta Services, Inc.	$3,423,508
	Energy - 14.88%
20,900	Cheniere Energy, Inc.	3,382,874
400	Chevron Corp.	65,464
80,670	DT Midstream, Inc.	4,317,458
13,099	Enbridge, Inc.	482,043
9,100	Exxon Mobil Corp.	975,884
116,320	Kinder Morgan, Inc.	2,060,027
18,412	ONEOK, Inc.	1,234,341
31,400	Targa Resources Corp.	2,574,486
13,309	The Williams Companies, Inc.	458,495
		15,551,072
	Energy Equipment & Services - 3.69%
41,900	Archrock, Inc.	488,554
5,000	Cactus, Inc. - Class A	253,900
22,400	Halliburton Co.	875,392
6,200	Helmerich & Payne, Inc.	277,574
1,700	Nabors Industries, Ltd. (a)	208,233
14,300	NOV, Inc.	287,144
18,100	Patterson-UTI Energy, Inc.	286,704
20,100	Schlumberger NV	1,172,634
		3,850,135
	Independent Power and Renewable Electricity Producers - 2.65%
79,750	Clearway Energy, Inc. - Class A	1,967,432
37,200	The AES Corp.	804,636
		2,772,068
	Semiconductors & Semiconductor Equipment - 0.23%
1,600	Enphase Energy, Inc. (a)	242,928

	Utilities - 21.69%
29,110	Alliant Energy Corp.	1,564,371
27,915	American Electric Power Co., Inc.	2,365,517
100	American Water Works Co., Inc.	14,743
10,050	Atmos Energy Corp.	1,223,186
3,990	CenterPoint Energy, Inc.	120,059
12,760	CMS Energy Corp.	779,253
2,890	Constellation Energy Corp.	279,319
9,440	DTE Energy Co.	1,078,992
5,690	Duke Energy Corp.	532,698
7,700	Entergy Corp.	790,790
17,500	Evergy, Inc.	1,049,475
18,220	Eversource Energy	1,317,853
2,270	Exelon Corp.	95,022
58,700	National Fuel Gas Co.	3,117,557
3,000	New Jersey Resources Corp.	134,100
13,461	NextEra Energy, Inc.	986,691
6,975	ONE Gas, Inc.	551,932
27,740	PPL Corp.	763,682
17,220	Public Service Enterprise Group, Inc.	1,086,926
13,100	Sempra Energy	1,952,162
14,490	The Southern Co.	1,048,207
14,340	WEC Energy Group, Inc.	1,288,592
8,290	Xcel Energy, Inc.	520,032
		22,661,159
	TOTAL UNITED STATES COMMON STOCKS (Cost $47,140,364)	48,500,870

MASTER LIMITED PARTNERSHIPS - 32.66%
	Chemicals - 1.38%
63,690	Westlake Chemical Partners, LP	1,446,400
	Energy - 27.87%
51,074	Cheniere Energy Partners LP	2,637,972
478,600	Energy Transfer, LP	6,360,594
15,500	EnLink Midstream LLC (b)	179,800
169,434	Enterprise Products Partners, LP	4,491,695
93,660	Hess Midstream, LP - Class A (b)	2,921,256
5,710	Holly Energy Partners, LP	111,345
87,763	Magellan Midstream Partners, LP	5,816,054
63,500	MPLX, LP	2,254,885
242,860	Plains GP Holdings, LP - Class A (b)	3,810,473
19,000	Western Midstream Partners, LP	537,130
		29,121,204
	Energy Equipment & Services - 0.42%
21,900	USA Compression Partners, LP	436,029

	Independent Power and Renewable Electricity Producers - 2.99%
57,280	NextEra Energy Partners, LP (b)	3,118,896
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $29,170,422)	34,122,529

BRITISH COMMON STOCKS - 5.81%
	Energy - 5.81%
80,200	BP PLC - ADR	2,991,460
50,000	Shell PLC - ADR	3,081,500
	TOTAL BRITISH COMMON STOCKS (Cost $5,118,440)	6,072,960

CANADIAN COMMON STOCKS - 5.03%
	Energy - 2.30%
74,790	Keyera Corp.	1,872,231
14,693	TC Energy Corp.	527,038
		2,399,269
	Independent Power and Renewable Electricity Producers - 0.03%
1,500	Northland Power, Inc.	29,018

	Utilities - 2.70%
14,601	AltaGas, Ltd.	288,222
62,250	Atco, Ltd. - Class I	1,776,886
2,710	Canadian Utilities, Ltd. - Class A	67,491
1,000	Emera, Inc.	40,564
2,050	Fortis, Inc.	87,385
20,000	Hydro One Ltd.	564,213
		2,824,761
	TOTAL CANADIAN COMMON STOCKS (Cost $5,789,105)	5,253,048

FRENCH COMMON STOCKS - 2.78%
	Energy - 2.78%
47,800	TotalEnergies SE - ADR	2,908,630
	TOTAL FRENCH COMMON STOCKS (Cost $2,614,811)	2,908,630

ITALIAN COMMON STOCKS - 1.31%
	Utilities - 1.31%
200,656	Enel SpA - ADR	1,371,444
	TOTAL ITALIAN COMMON STOCKS (Cost $1,327,419)	1,371,444

SPANISH COMMON STOCKS - 0.79%
	Independent Power and Renewable Electricity Producers - 0.68%
37,300	EDP Renovaveis SA - ADR	712,371

	Utilities - 0.11%
2,140	Iberdrola SA - ADR	106,974
	TOTAL SPANISH COMMON STOCKS (Cost $1,065,919)	819,345

DANISH COMMON STOCKS - 0.03%
	Utilities - 0.03%
1,205	Orsted A/S - ADR	34,945
	TOTAL DANISH COMMON STOCKS (Cost $52,964)	34,945

SHORT TERM INVESTMENTS - 3.54%
	Money Market Funds - 3.54%
3,699,131	First American Treasury Obligations, Class Z,
	Effective Yield, 5.12% (c)	3,699,131
	Total Short Term Investments (Cost $3,699,131)	3,699,131

	Total Investments in Securities (Cost $95,978,575) - 98.37%	102,782,902
	Other Assets in Excess of Liabilities - 1.63%	1,706,372
	NET ASSETS - 100.00%	$104,489,274

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(c)	Seven-day yield as of July 31, 2023.
ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Total Return Swaps (Unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $960,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at July 31, 2023:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	06/19/2024	$40,340	$854
	Atmos Energy Corp.
	06/19/2024	426,096	6,270
	Cheniere Energy, Inc.
	06/19/2024	77,495	3,267
	Clearway Energy, Inc. - Class A
	06/19/2024	258,257	(9,648)
	DT Midstream, Inc.
	06/19/2024	293,892	10,536
Enbridge, Inc.
	06/19/2024	105,792	699
	Enterprise Products Partners, LP
	06/19/2024	2,648,257	27,029
IDACORP, Inc.
	06/19/2024	124,654	(512)
	Kinder Morgan, Inc.
	06/19/2024	59,441	2,864
	New Jersey Resources Corp.
	06/19/2024	94,951	(2,627)
PPL Corp.
	06/19/2024	39,675	1,534
Sempra Energy
	06/19/2024	699,915	12,377
	The Williams Companies, Inc.
	06/19/2024	107,943	4,475
	Total	$4,976,708	$57,118

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $39,848 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	July 31, 2023

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of July 31, 2023 is as follows:

	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/2023	Price	Inputs	Inputs
ASSETS
United States Common Stock	$48,500,870	$48,500,870	$–	$–
Master Limited Partnerships	34,122,529	34,122,529	–	–
British Common Stock	6,072,960	6,072,960	–	–
Canadian Common Stock	5,253,048	5,253,048	–	–
French Common Stock	2,908,630	2,908,630	–	–
Italian Common Stock	1,371,444	1,371,444	–	–
Spanish Common Stock	819,345	819,345	–	–
Danish Common Stock	34,945	34,945	–	–
Short Term Investments	3,699,131	3,699,131	–	–
Other Financial Instruments*
Equity Contracts - Swaps	69,905	–	69,905	–
Total	$102,852,807	$102,782,902	$69,905	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(12,787)	–	(12,787)	–
Total	$(12,787)	$–	$(12,787)	$–

*Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument. Total Return Swaps can be located in the Schedule of Total Return Swaps.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the three months ended July 31, 2023. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.